Securities - Summary of Interest and Dividend Income and Gains on Securities (Detail) - Insurance products [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income		$ 546	$ 515
Gains from securities designated at FVTPL	[1]	374	1,270
Realized gains from FVOCI securities			1
Total interest and dividend income and gains held in our Insurance business		$ 920	$ 1,786

[1]	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities, as described above under Securities Designated at FVTPL.